Related Party Transactions - Significant transactions with related parties (Details) - Related Party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tencent Group
Related Party Transactions
Services purchased	¥ 22,927	¥ 25,858	¥ 28,822
Services provided	17,154	16,500	29,174
Kuaishou Group
Related Party Transactions
Services purchased	28,176	60,112	10,837
Services provided	29,991	11,658	¥ 5,437
BRTS
Related Party Transactions
Services purchased	¥ 2,830	¥ 5,660